Avondale Core Investment Fund

a Series of Avondale Funds

Supplement dated December 31, 2015

to the Prospectus dated November 10, 2014

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This Supplement to the Prospectus (the “Prospectus”) for Avondale Core Investment Fund (the “Fund”), a series of Avondale Funds (the “Trust”), updates the Prospectus for the Fund dated November 10, 2014 to amend certain information as described below.

1.

The section entitled “FUND SUMMARY: Fees and Expenses of Investing in the Fund” is updated as follows:

Fees and Expenses of Investing in the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed within 90 days of purchase)

1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)

Management Fee

1.50%

Distribution and/or Service (12 b-1) Fees (1)

None

Other Expenses (2)

0.00%

Acquired Fund Fees and Expenses (3)

0.01%

Total Annual Fund Operating Expenses

1.51%

Fee Waiver and/or expense reimbursement (4)

(0.35)%

Total Annual Fund Operating Expenses after

Fee Waiver and/or Expense Reimbursement

1.16%

1 The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Plan will not be activated through March 1, 2017.

2 Other expenses based on estimated amounts for the current fiscal year.

3 Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in money market funds or other investment companies that have their own expenses. The fees and expenses will not be used to calculate the Fund’s net asset value and when presented will not correlate to the ratio of Expenses to Average Net Assets found in the “Financial Highlights” section of this Prospectus.

4 The Adviser has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs, front-end or contingent deferred loads, taxes, leverage, interest, extraordinary expenses such as litigation and any indirect expenses (such as Fees and Expenses of Acquired Funds), and expenses incurred in connection with any merger or reorganization, do not exceed 1.15% of the Fund’s average daily net assets.  The contractual agreement is in place through March 1, 2017.  Each waiver or reimbursement by the adviser is subject to repayment by the Fund within the three (3) fiscal years following the fiscal year in which the particular expense was incurred, provided that the current year’s expense ratio is less than the prior year contractual expense cap that was in place when such prior year expenses were waived. The Management Services Agreement may, on sixty (60) days written notice, be terminated with respect to a Fund, at any time without the payment of any penalty, by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund, or by Management.

2.

The section entitled “MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE: The Advisor” is updated as follows:

Avondale Investment Company, LLC, 2001 Santa Monica Blvd., Suite 1165W, Santa Monica, CA, 90404 serves as the adviser to the Avondale Core Investment Fund. The adviser has overall supervisory management responsibility for the general management and investment of each Fund’s portfolio. The adviser sets the Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund’s portfolio and votes any proxies solicited by portfolio companies. Scott Krisiloff, the Fund’s portfolio manager, is the sole managing member of the Adviser. The Avondale Core Investment Fund is the first mutual fund managed by the Adviser.

The Avondale Core Investment Fund is authorized to pay the adviser a management fee equal to 1.50% of the Fund’s average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, borrowing costs, front-end or contingent deferred loads, taxes, leverage, interest, extraordinary expenses such as litigation and any indirect expenses (such as Fees and Expenses of Acquired Funds), and expenses incurred in connection with any merger or reorganization, borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any).  Accordingly, the Adviser pays all of the operating expenses including the compensation and expenses of any trustees, officers and employees of the Fund and of any other persons rendering any services to the Fund including any sub-adviser; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund's current and prospective shareholders; the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; expenses of shareholders' meetings and proxy solicitations; advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund's shares (excluding expenses which the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act); and all other operating expenses not specifically assumed by the Fund. For this purpose, operating expenses do not include indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest.  In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the investment adviser.

The Advisor, has contractually agreed to waive and/or reimburse fees and/or expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs, front-end or contingent deferred loads, taxes, leverage, interest, extraordinary expenses such as litigation and any indirect expenses (such as Fees and Expenses of Acquired Funds), and expenses incurred in connection with any merger or reorganization, do not exceed 1.15% of the Avondale Core Investment Fund’s average daily net assets. A contractual agreement is in place through March 1, 2017 for the Fund. The waiver or reimbursement by the adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the prior year’s expense limitation 1.15% with respect to the Avondale Core Investment Fund expense limitation.

If you invest in the Fund through an investment adviser, bank, broker-dealer, 401(k) plan, trust company or other financial intermediary, the policies and fees for transacting business may be different than those described in this Prospectus. Some financial intermediaries may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Some financial intermediaries do not charge a direct transaction fee, but instead charge a fee for services such as sub-transfer agency, accounting and/or shareholder services that the financial intermediary provides on the Fund’s behalf. This fee may be based on the number of accounts or may be a percentage of the average value of the Fund’s shareholder accounts for which the financial intermediary provides services. The Fund may pay a portion of this fee, which is intended to compensate the financial intermediary for providing the same services that would otherwise be provided by the Fund’s transfer agent or other service providers if the shares were purchased directly from the Fund. To the extent that these fees are not paid by the Fund, the adviser may pay a fee to financial intermediaries for such services.

To the extent that the adviser pays a fee to a financial intermediary for distribution or shareholder servicing, the adviser may consider a number of factors in determining the amount of payment associated with such services, including the amount of sales, assets invested in the Fund and the nature of the services provided by the financial intermediary. Although neither the Fund nor the adviser pays for the Fund to be included in a “preferred list” or other promotional program, some financial intermediaries that receive compensation as described above may have such programs in which the Fund may be included. Financial intermediaries that receive these types of payments may have a conflict of interest in recommending or selling the Fund’s shares rather than other mutual funds, particularly where such payments exceed those associated with other funds. The Fund may from time to time purchase securities issued by financial intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The factors that the Board of Trustees considered in approving the Fund’s management agreement will be available in the Fund’s next semi-annual and annual reports.

3.

The section entitled “Distribution (12b-1) Plan” is updated as follows:

The Fund has adopted a distribution plan for its shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under this plan, the Fund may pay a fee of up to 0.25% of its average daily net assets to the adviser or certain broker-dealers, investment advisers, banks or other financial institutions to help defray the cost of servicing Fund shareholders. Because these fees are an ongoing expense, over time they reduce the net investment results of the Fund and may cost you more than paying other types of sales charges. The Plan will not be activated prior to March 1, 2017.

In addition, the Fund may pay service fees to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions, including affiliates of the Adviser, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund.  Such payments and compensation are in addition to service fees paid by the Fund, if any.  These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary.  Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.  The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated November 10, 2014, which provide information that you should know about the Funds before investing and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and are available upon request and without charge by calling Mutual Shareholder Services at 1-800-564-3899.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Avondale Core Investment Fund

a Series of Avondale Funds

Supplement dated December 31, 2015

to Statement of Additional Information dated November 10, 2014

The information in this Supplement amends certain information contained in the currently effective Statement of Additional Information for the Fund dated November 10, 2014 and should be read in conjunction with such Statement of Additional Information.

1.

The section entitled “INVESTMENT ADVISOR” is updated as follows:

The Advisor of the Fund is the Avondale Investment Company, LLC. Avondale Investment Company, LLC has also been the investment Advisor of the Avondale Core Investment Fund since the inception of fund on November 10, 2014.  The Fund’s primary portfolio manager, Scott Krisiloff, is the principal shareholder of the Advisor who has served as the primary portfolio manager of the Avondale Core Investment Fund since its inception in 2014.

The Avondale Core Investment Fund is authorized to pay the adviser a management fee equal to 1.50% of the Fund’s average daily net assets. The Adviser pays all of the operating expenses of the Fund except brokerage fees and commissions, borrowing costs, front-end or contingent deferred loads, taxes, leverage, interest, extraordinary expenses such as litigation and any indirect expenses (such as Fees and Expenses of Acquired Funds), and expenses incurred in connection with any merger or reorganization, borrowing costs (such as interest and dividend expenses on securities sold short); fees and expenses of non-interested person trustees; and expenses incurred pursuant to Rule 12b-1 under the 1940 Act (if any).  Accordingly, the Adviser pays all of the operating expenses including the compensation and expenses of any trustees, officers and employees of the Fund and of any other persons rendering any services to the Fund including any sub-adviser; clerical and shareholder service staff salaries; office space and other office expenses; fees and expenses incurred by the Fund in connection with membership in investment company organizations; legal, auditing and accounting expenses; expenses of registering shares under federal and state securities laws; insurance expenses; fees and expenses of the custodian, transfer agent, dividend disbursing agent, shareholder service agent, plan agent, administrator, accounting and pricing services agent and underwriter of the Fund; expenses, including clerical expenses, of issue, sale, redemption or repurchase of shares of the Fund; the cost of preparing and distributing reports and notices to shareholders, the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund’s current and prospective shareholders; the cost of printing or preparing stock certificates or any other documents, statements or reports to shareholders; expenses of shareholders’ meetings and proxy solicitations; advertising, promotion and other expenses incurred directly or indirectly in connection with the sale or distribution of the Fund’s shares (excluding expenses which the Fund is authorized to pay pursuant to Rule 12b-1 under the 1940 Act); and all other operating expenses not specifically assumed by the Fund. For this purpose, operating expenses do not include indirect expenses, such as expenses incurred by other investment companies in which the Fund may invest.  In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the investment adviser.

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Funds’ investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund. The Advisor contractually has agreed to waive its fee and/or reimburse certain Fund operating expenses, but only to the extent necessary so that the Fund’s total operating expenses, excluding brokerage fees and commissions, any 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as Fees and Expenses of Acquired Funds), do not exceed, 1.15% of its average daily net assets as to the Avondale Core Investment Fund. The contractual agreement is in effect through March 1, 2017.  The waiver or reimbursement by the advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or expense was incurred; provided that the Fund is able to make the repayment without exceeding the 1.15% as to the Avondale Core Investment Fund expense limitation.  The Avondale Core Investment Fund has not yet begun operations.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services may be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

2.

The section entitled “DISTRIBUTION (12B-1) PLAN” is updated as follows:

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or the Funds, and who have no direct or indirect financial interest in the operation of the Plan or in any other Rule 12b-1 agreement, cast, in person, at a meeting on September 16, 2014 called for the purpose of, among other things, voting on such Plan.

The Plan provides that the Fund will pay the Advisor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not currently activated and the plan will not be activated through March 1, 2017.

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You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated November 10, 2014, which provide information that you should know about the Funds before investing and should be retained for future reference.  Both the Prospectus and the Statement of Additional Information have been filed with the Securities and Exchange Commission, are incorporated by reference, and are available upon request and without charge by calling Mutual Shareholder Services at 1-800-564-3899.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE